PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES - Movements in provisions (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movements in provisions
Balance at beginning	₺ 217,529	₺ 8,346
Current year charge/(reverse)	312,147	212,965
Paid during the year	(27,728)	(1,128)
Monetary gain/(loss)	(106,923)	(2,654)
Balance at ending	395,025	217,529
Provision for settlement of legal proceedings
Movements in provisions
Balance at beginning	0
Current year charge/(reverse)	280,660
Monetary gain/(loss)	(20,285)
Balance at ending	260,375	0
Provision for Turkish Capital Markets Board fee
Movements in provisions
Current year charge/(reverse)	23,745
Balance at ending	23,745
Provision for Competition Authority penalty
Movements in provisions
Balance at beginning	209,484
Current year charge/(reverse)	(5,799)	209,484
Paid during the year	(26,459)
Monetary gain/(loss)	(81,583)
Balance at ending	95,643	209,484
Provision for legal disputes
Movements in provisions
Balance at beginning	8,045	8,346
Current year charge/(reverse)	13,541	3,481
Paid during the year	(1,269)	(1,128)
Monetary gain/(loss)	(5,055)	(2,654)
Balance at ending	₺ 15,262	₺ 8,045